Quaker Strategic Growth
Quaker Strategic Growth
INVESTMENT OBJECTIVES
The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 30 of the Fund’s Prospectus and in the “Shareholder Information” section on page 41 of the Trust’s Statement of Additional Information (“SAI”).

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)
Shareholder Fees Quaker Strategic Growth	Quaker Strategic Growth - Class A	Quaker Strategic Growth - Class C	Quaker Strategic Growth - Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Strategic Growth		Quaker Strategic Growth - Class A	Quaker Strategic Growth - Class C	Quaker Strategic Growth - Institutional Class
Management Fees		1.30%	1.30%	1.30%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.48%	0.48%	0.48%
Shareholder Servicing Fees		0.12%	0.12%	0.12%
Total Other Expenses		0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	[1]	2.15%	2.90%	1.90%
Recouped Management Fees	[1]	0.0009	0.0009	0.0009
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.24%	2.99%	1.99%
[1]	The Sub-Adviser, has contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) when they exceed 1.99% of the Fund's average daily net assets (the "Annualized Expense Ratio"). This agreement will continue in effect from October 28, 2014 to October 28, 2015. Any waivers and reimbursements made by the Sub-Adviser to the Fund are subject to recoupment by the Sub-Adviser within three (3) years following the time at which the Sub-Adviser waived fees and/or assumed expenses for the Fund, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio. This agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example gives effect to the contractual expense reimbursement for the 1 year example and the first of 3-years, 5-years and 10-years. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Quaker Strategic Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Quaker Strategic Growth - Class A	765	1,194	1,649	2,903
Quaker Strategic Growth - Class C	302	906	1,536	3,230
Quaker Strategic Growth - Institutional Class	202	606	1,035	2,229

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the Fund’s sub-adviser, DG Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.

•	Growth Stocks. The Fund invests its assets in equity securities of companies which the Fund’s Sub-adviser believes show a high probability for superior growth.

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Special Situations.  The Fund invests up to 25% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund.  A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company.  Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies.  Special situation investments may include illiquid or restricted securities, such as private equity investments.

•	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

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Mid- and Large-Cap Securities.  The Fund seeks to achieve a balance between investments in “special situation” investments and investments in mid- to large-capitalization equities (in excess of $3 billion in market capitalization) with high or accelerating profitability.

•	Short Sales. The Fund may invest up to 25% of its assets in short sales.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

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Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes in which the Fund invests.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Sub-adviser perceives opportunity.

PRINCIPAL INVESTMENT RISKS
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

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Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

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Growth Risk.  The Fund invests in companies that appear to be growth-oriented companies.  If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

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Special Situation Risk.  Special situations often involve much greater risk than is found in the normal course of investing.  Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s Sub-adviser expects, which could negatively impact the Fund.

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Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

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Mid-Cap Stock Risk.  Because mid-cap companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community.  Also, these companies may have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result of these factors, mid-cap stock prices may have greater volatility than large company securities.

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Short Selling Risk.  Positions in shorted securities are speculative and more risky than long positions.  Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss.  Short sale strategies are often categorized as a form of leveraging or speculative investment.  The use of leverage may multiply small price movements in securities into large changes in value.  As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

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Portfolio Turnover Risk.  The Fund’s Sub-adviser may engage in aggressive portfolio trading.  As a result, the Fund could experience higher than average portfolio turnover, resulting in the realization of gains and losses which could have negative tax consequences to Fund shareholders.

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Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE
The following bar chart displays the annual return of the Fund over the past ten years.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Fund performance shown does not reflect Class A Shares sales charges.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results .

Annual Total Returns - Class A Shares as of December 31, 2013

Highest Performing Quarter: 14.39% in 2nd quarter of 2008 Lowest Performing Quarter: -30.69% in 3rd quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2014 was 1.57%.
Average Annual Total Returns as of December 31, 2013
The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1-year, 5-years and 10-years for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.

In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Average Annual Returns Quaker Strategic Growth	1 Year	5 Years	10 Years	Inception Date
Quaker Strategic Growth - Class A	30.95%	11.91%	5.90%	Nov. 25, 1996
Quaker Strategic Growth - Class C	37.52%	12.32%	5.70%	Jul. 11, 2000
Quaker Strategic Growth - Institutional Class	38.86%	13.41%	6.75%	Jul. 20, 2000
After Taxes on Distributions Quaker Strategic Growth - Class A	30.95%	11.91%	4.76%
After Taxes on Distributions and Sale of Fund Shares Quaker Strategic Growth - Class A	17.52%	9.52%	4.44%
S&P 500 Total Return Index	32.39%	17.94%	7.41%